Schedule of Investments (unaudited)	iShares® MSCI EAFE Value ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
Australia & New Zealand Banking Group Ltd.	5,861,201	$95,175,537
BHP Group Ltd.	9,926,278	294,586,853
BlueScope Steel Ltd.	916,093	12,176,443
Commonwealth Bank of Australia	1,660,177	109,864,030
Fortescue Metals Group Ltd.	3,318,212	46,427,158
GPT Group (The)	3,765,224	11,071,723
Lendlease Corp. Ltd.	1,364,001	6,774,155
Macquarie Group Ltd.	717,849	87,571,678
Mirvac Group	7,755,144	12,450,307
Newcrest Mining Ltd.	1,751,188	33,438,681
Origin Energy Ltd.	3,388,336	18,786,679
Qantas Airways Ltd.(a)	636,802	2,808,261
Ramsay Health Care Ltd.	126,534	5,441,116
Rio Tinto Ltd.	727,384	54,557,156
Santos Ltd.	6,169,065	29,223,437
Scentre Group	10,192,747	19,560,846
Sonic Healthcare Ltd.	314,548	7,414,821
South32 Ltd.	8,991,680	25,417,235
Stockland	4,691,958	13,908,725
Suncorp Group Ltd.	2,480,549	20,653,121
Telstra Corp. Ltd.	3,954,340	11,472,387
Transurban Group	2,995,738	29,877,385
Vicinity Ltd.	7,616,144	10,647,137
Washington H Soul Pattinson & Co. Ltd.	423,270	8,860,503
Westpac Banking Corp.	6,860,323	102,693,378
Woodside Energy Group Ltd.	3,712,386	84,235,238
		1,155,093,990
Austria — 0.3%
Erste Group Bank AG	674,433	24,521,849
OMV AG	290,652	13,754,443
voestalpine AG	227,804	7,898,357
		46,174,649
Belgium — 1.2%
Ageas SA/NV	317,547	14,148,485
Anheuser-Busch InBev SA/NV	850,990	55,330,879
Argenx SE(a)	38,016	14,664,600
Groupe Bruxelles Lambert NV	195,673	17,561,926
KBC Group NV	488,993	34,957,325
Sofina SA	10,594	2,432,305
Solvay SA	145,540	17,467,511
UCB SA	124,442	11,567,830
Umicore SA	268,751	8,821,889
Warehouses De Pauw CVA	321,217	9,604,927
		186,557,677
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	3,065	5,477,745
AP Moller - Maersk A/S, Class B, NVS	9,831	17,770,039
Danske Bank A/S(a)	1,351,534	28,564,379
Orsted AS(b)	241,047	21,633,987
Pandora A/S	179,050	16,573,193
Rockwool A/S, Class B	18,052	4,372,239
		94,391,582
Finland — 1.4%
Elisa OYJ	182,024	11,303,926
Fortum OYJ	881,100	13,160,093
Kesko OYJ, Class B	535,422	11,162,394
Kone OYJ, Class B	432,901	24,697,323
Security	Shares	Value

Finland (continued)
Nokia OYJ	10,611,114	$44,897,227
Orion OYJ, Class B	105,591	4,959,936
Sampo OYJ, Class A	937,949	47,568,040
Stora Enso OYJ, Class R	1,086,270	13,781,339
UPM-Kymmene OYJ	1,047,075	33,391,638
Wartsila OYJ Abp	925,808	10,736,718
		215,658,634
France — 9.9%
Accor SA(a)	116,801	4,143,761
Alstom SA	629,498	15,822,160
Amundi SA(b)	120,178	7,873,444
ArcelorMittal SA	1,032,926	29,345,053
Arkema SA	117,969	11,672,208
AXA SA	3,685,721	120,302,609
BNP Paribas SA	2,176,762	140,648,026
Bollore SE	1,732,207	11,701,688
Bouygues SA	439,857	16,107,228
Carrefour SA	584,641	12,160,888
Cie. de Saint-Gobain	960,075	55,583,258
Cie. Generale des Etablissements Michelin SCA	1,326,569	42,248,025
Covivio	93,758	5,330,979
Credit Agricole SA	2,379,715	29,088,514
Danone SA	1,255,308	83,080,869
Dassault Aviation SA	17,248	3,370,565
Eiffage SA	81,612	9,713,772
Engie SA	3,578,885	57,277,504
EssilorLuxottica SA	284,925	56,409,460
Eurazeo SE	86,204	6,155,297
Eurofins Scientific SE	132,816	9,277,173
Euronext NV(b)	168,225	13,378,808
Gecina SA	90,667	10,093,288
Getlink SE	430,272	8,041,457
Ipsen SA	25,925	3,143,800
Klepierre SA	424,214	10,745,391
Orange SA	3,909,208	50,881,918
Publicis Groupe SA	448,110	36,636,158
Renault SA(a)	377,411	14,018,161
Sanofi	2,235,236	240,887,557
SEB SA	49,251	5,647,216
Societe Generale SA	1,578,423	38,337,152
TotalEnergies SE	4,875,482	311,542,866
Unibail-Rodamco-Westfield, New(a)(c)	233,042	12,497,112
Veolia Environnement SA	1,304,537	41,308,110
Vivendi SE	1,413,686	15,528,565
		1,540,000,040
Germany — 10.2%
Allianz SE, Registered	788,593	198,021,189
Aroundtown SA(c)	2,011,608	2,740,601
BASF SE	1,799,723	93,089,115
Bayer AG, Registered	1,925,022	127,044,297
Bayerische Motoren Werke AG	648,772	72,717,214
Commerzbank AG(a)	2,087,150	23,194,723
Continental AG	216,319	15,178,489
Covestro AG(a)(b)	380,260	16,682,175
Daimler Truck Holding AG(a)	886,898	29,305,734
Deutsche Bank AG, Registered	4,049,777	44,517,903
Deutsche Lufthansa AG, Registered(a)	1,179,413	12,678,600
Deutsche Post AG, Registered	1,942,310	93,424,291
E.ON SE	4,399,227	58,191,854

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Evonik Industries AG	409,861	$8,945,824
Fresenius Medical Care AG & Co. KGaA(c)	402,959	19,553,166
Fresenius SE & Co. KGaA	826,496	23,946,869
GEA Group AG	104,274	4,904,304
Hannover Rueck SE	58,860	12,575,969
HeidelbergCement AG	284,224	21,527,575
Henkel AG & Co. KGaA	203,632	15,059,450
Knorr-Bremse AG	143,333	10,046,453
LEG Immobilien SE	146,246	9,102,826
Mercedes-Benz Group AG	1,572,229	122,611,862
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	95,860	36,026,818
RWE AG	818,961	38,398,001
SAP SE	1,329,981	179,967,883
Siemens AG, Registered	1,498,988	247,081,649
Telefonica Deutschland Holding AG	2,056,551	6,949,029
United Internet AG, Registered(d)	172,756	2,966,105
Volkswagen AG	58,167	9,765,815
Vonovia SE	1,402,183	30,411,279
		1,586,627,062
Hong Kong — 2.4%
BOC Hong Kong Holdings Ltd.	7,251,000	22,889,391
CK Asset Holdings Ltd.	3,876,500	22,922,216
CK Hutchison Holdings Ltd.	5,259,500	35,162,005
CK Infrastructure Holdings Ltd.	1,246,500	7,096,803
CLP Holdings Ltd.	3,224,500	24,008,730
Hang Lung Properties Ltd.	3,972,088	7,260,684
Hang Seng Bank Ltd.	1,501,600	22,257,983
Henderson Land Development Co. Ltd.	2,866,794	10,207,864
HKT Trust & HKT Ltd., Class SS	7,392,000	9,715,096
Hong Kong & China Gas Co. Ltd.	21,992,650	19,527,949
Hongkong Land Holdings Ltd.	2,178,500	9,695,273
Jardine Matheson Holdings Ltd.	313,100	15,135,804
Link REIT	4,933,360	32,268,546
MTR Corp. Ltd.	3,041,000	15,194,420
New World Development Co. Ltd.	2,960,250	7,894,621
Power Assets Holdings Ltd.	2,725,500	15,574,319
Sands China Ltd.(a)	1,679,600	6,015,349
Sino Land Co. Ltd.	6,824,000	9,195,826
SITC International Holdings Co. Ltd.	2,659,000	4,918,305
Sun Hung Kai Properties Ltd.	2,828,000	39,375,039
Swire Pacific Ltd., Class A	946,000	7,509,467
Swire Properties Ltd.	2,311,600	6,212,963
WH Group Ltd.(b)	8,240,500	4,587,803
Wharf Real Estate Investment Co. Ltd.	3,281,419	18,923,006
Xinyi Glass Holdings Ltd.	3,641,000	6,661,354
		380,210,816
Ireland — 0.8%
AIB Group PLC	2,112,581	9,085,316
Bank of Ireland Group PLC	2,092,088	21,638,290
CRH PLC	1,463,813	70,634,810
Smurfit Kappa Group PLC	486,516	18,024,998
		119,383,414
Israel — 0.6%
Azrieli Group Ltd.	84,096	4,904,156
Bank Hapoalim BM	2,488,506	21,437,458
Bank Leumi Le-Israel BM	3,025,026	23,978,417
CyberArk Software Ltd.(a)	40,530	5,050,038
First International Bank Of Israel Ltd. (The)	109,769	3,988,350
Security	Shares	Value

Israel (continued)
Isracard Ltd.	1	$2
Israel Discount Bank Ltd., Class A	2,428,424	12,068,886
Mizrahi Tefahot Bank Ltd.	197,274	6,469,258
Teva Pharmaceutical Industries Ltd., ADR(a)	2,180,869	19,038,986
		96,935,551
Italy — 3.5%
Assicurazioni Generali SpA	2,176,537	45,333,167
Enel SpA	15,936,971	108,883,210
Eni SpA	4,877,095	73,680,311
Intesa Sanpaolo SpA	31,626,648	83,158,830
Mediobanca Banca di Credito Finanziario SpA	1,163,609	12,496,208
Poste Italiane SpA(b)	1,021,337	10,628,996
Snam SpA	3,955,329	21,982,438
Stellantis NV	4,397,891	72,945,933
Telecom Italia SpA/Milano(a)(c)	13,624,039	4,007,002
Tenaris SA	324,397	4,640,586
Terna - Rete Elettrica Nazionale	2,762,885	23,914,817
UniCredit SpA	3,764,336	74,592,117
		536,263,615
Japan — 21.4%
AGC Inc.	380,600	14,190,618
Aisin Corp.	289,000	8,482,571
ANA Holdings Inc.(a)	158,100	3,448,642
Asahi Group Holdings Ltd.	891,800	34,453,867
Asahi Kasei Corp.	2,459,100	17,369,012
Astellas Pharma Inc.	2,332,500	35,138,083
Bridgestone Corp.	1,115,500	44,796,628
Brother Industries Ltd.	455,800	7,158,447
Canon Inc.	1,955,300	46,570,053
Central Japan Railway Co.	282,600	34,985,503
Chiba Bank Ltd. (The)	1,043,600	6,814,735
Chubu Electric Power Co. Inc.	1,268,200	14,143,417
Concordia Financial Group Ltd.	2,128,700	8,077,052
Dai Nippon Printing Co. Ltd.	435,500	12,518,927
Dai-ichi Life Holdings Inc.	1,919,800	35,709,752
Daito Trust Construction Co. Ltd.	121,600	11,524,967
Daiwa House Industry Co. Ltd.	1,175,000	29,948,960
Daiwa House REIT Investment Corp.	4,303	9,155,357
Daiwa Securities Group Inc.	2,611,200	12,128,221
Dentsu Group Inc.	398,600	14,363,478
East Japan Railway Co.	385,300	22,047,483
Eisai Co. Ltd.	248,300	14,327,730
ENEOS Holdings Inc.	6,012,250	21,388,724
FANUC Corp.	657,700	22,211,314
Fuji Electric Co. Ltd.	161,000	6,498,842
FUJIFILM Holdings Corp.	705,900	36,791,470
GLP J-Reit	4,420	5,050,181
Hakuhodo DY Holdings Inc.	456,200	5,375,556
Hankyu Hanshin Holdings Inc.	290,000	9,054,173
Hitachi Construction Machinery Co. Ltd.	211,000	5,199,436
Hitachi Ltd.	1,897,900	104,981,606
Honda Motor Co. Ltd.	3,194,500	84,727,793
Hoshizaki Corp.	108,800	3,832,064
Hulic Co. Ltd.	755,600	6,505,755
Idemitsu Kosan Co. Ltd.	406,883	8,663,776
Iida Group Holdings Co. Ltd.	283,400	5,038,650
Inpex Corp.	2,032,000	22,236,269
Isuzu Motors Ltd.	1,149,900	13,579,188
ITOCHU Corp.	1,162,100	38,552,505

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Airlines Co. Ltd.	143,900	$2,745,122
Japan Metropolitan Fund Invest	13,716	10,043,067
Japan Post Bank Co. Ltd.	2,892,200	23,095,856
Japan Post Holdings Co. Ltd.	4,647,200	38,255,401
Japan Post Insurance Co. Ltd.	393,400	6,388,453
Japan Real Estate Investment Corp.	2,442	9,676,178
Japan Tobacco Inc.	2,351,400	50,594,768
JFE Holdings Inc.	964,300	11,407,954
Kajima Corp.	828,700	10,964,147
Kansai Electric Power Co. Inc. (The)	1,379,600	14,892,376
Kao Corp.	458,000	18,507,077
KDDI Corp.	3,158,500	98,602,467
Keio Corp.	103,300	3,836,555
Keisei Electric Railway Co. Ltd.	90,300	3,186,588
Kintetsu Group Holdings Co. Ltd.	219,600	7,413,095
Komatsu Ltd.	1,812,100	45,066,685
Kubota Corp.	1,291,800	19,574,633
Kyocera Corp.	628,900	33,009,405
Lixil Corp.	561,000	8,830,717
Makita Corp.	283,200	7,989,268
Marubeni Corp.	3,022,900	42,904,591
MatsukiyoCocokara & Co.	78,100	4,182,241
Mazda Motor Corp.	1,110,700	10,051,261
MEIJI Holdings Co. Ltd.	438,000	10,568,813
Mitsubishi Chemical Group Corp.	2,514,500	14,751,666
Mitsubishi Corp.	2,455,300	91,032,346
Mitsubishi Electric Corp.	3,786,600	46,949,603
Mitsubishi Estate Co. Ltd.	2,199,600	27,108,533
Mitsubishi HC Capital Inc.	1,298,700	6,741,207
Mitsubishi Heavy Industries Ltd.	626,800	23,768,401
Mitsubishi UFJ Financial Group Inc.	23,423,000	146,617,039
Mitsui & Co. Ltd.	2,808,300	87,671,498
Mitsui Chemicals Inc.	359,400	9,093,180
Mitsui OSK Lines Ltd.	675,500	16,746,055
Mizuho Financial Group Inc.	4,726,820	68,519,172
MS&AD Insurance Group Holdings Inc.	840,208	27,577,560
NGK Insulators Ltd.	467,900	5,872,999
Nippon Building Fund Inc.	3,010	12,621,581
Nippon Express Holdings Inc.	151,300	8,878,576
Nippon Prologis REIT Inc.	2,724	6,205,467
Nippon Steel Corp.	1,583,400	33,817,321
Nippon Yusen KK	947,000	22,386,029
Nissan Motor Co. Ltd.	4,552,600	16,600,758
Nisshin Seifun Group Inc.	387,230	4,693,788
Nitori Holdings Co. Ltd.	55,200	7,028,937
Nomura Holdings Inc.	5,702,400	20,442,535
Nomura Real Estate Holdings Inc.	231,700	5,773,736
Nomura Real Estate Master Fund Inc.	8,352	9,772,724
Obayashi Corp.	1,273,200	10,614,375
Odakyu Electric Railway Co. Ltd.	290,000	4,050,812
Oji Holdings Corp.	1,597,900	6,279,264
Omron Corp.	128,200	7,520,098
Oriental Land Co. Ltd./Japan	685,900	24,273,437
ORIX Corp.	2,336,600	39,751,458
Osaka Gas Co. Ltd.	738,400	12,214,019
Otsuka Corp.	77,500	2,820,925
Panasonic Holdings Corp.	4,327,800	40,762,586
Rakuten Group Inc.	860,500	4,292,131
Resona Holdings Inc.	4,251,900	21,191,301
Ricoh Co. Ltd.	1,073,800	8,890,770
Security	Shares	Value

Japan (continued)
SBI Holdings Inc.	482,300	$9,419,685
Secom Co. Ltd.	206,200	13,203,809
Seiko Epson Corp.	547,200	8,368,733
Sekisui House Ltd.	1,204,500	24,762,884
Sharp Corp./Japan(a)	446,800	3,184,344
Shimizu Corp.	1,075,000	6,565,032
Shionogi & Co. Ltd.	182,800	8,182,957
Shizuoka Financial Group Inc., NVS	877,900	6,617,300
SoftBank Corp.	5,628,100	63,365,707
SoftBank Group Corp.	2,358,000	88,430,691
Sompo Holdings Inc.	613,200	25,588,586
Subaru Corp.	787,700	12,856,692
SUMCO Corp.	689,800	9,499,685
Sumitomo Chemical Co. Ltd.	2,922,800	9,876,783
Sumitomo Corp.	2,207,200	39,559,325
Sumitomo Electric Industries Ltd.	1,405,900	17,942,456
Sumitomo Metal Mining Co. Ltd.	485,300	17,911,790
Sumitomo Mitsui Financial Group Inc.	2,559,000	104,595,598
Sumitomo Mitsui Trust Holdings Inc.	647,205	23,330,249
Sumitomo Realty & Development Co. Ltd.	610,600	14,257,042
Suntory Beverage & Food Ltd.	97,600	3,674,188
Suzuki Motor Corp.	721,800	25,168,044
T&D Holdings Inc.	1,039,900	12,734,979
Taisei Corp.	352,200	11,978,640
Takeda Pharmaceutical Co. Ltd.	2,945,400	97,666,916
Tobu Railway Co. Ltd.	188,900	4,821,822
Toho Co. Ltd./Tokyo	76,500	3,039,079
Tokyo Electric Power Co. Holdings Inc.(a)	3,011,400	10,797,113
Tokyo Gas Co. Ltd.	768,400	15,739,156
Tokyu Corp.	518,900	7,324,806
Toppan Inc.	512,000	10,884,480
Toray Industries Inc.	2,724,000	15,437,722
Tosoh Corp.	510,900	6,825,771
TOTO Ltd.	138,100	4,723,257
Toyota Industries Corp.	288,000	16,737,951
Toyota Motor Corp.	20,779,580	285,304,128
Toyota Tsusho Corp.	416,500	17,312,773
Trend Micro Inc./Japan	131,200	6,410,887
USS Co. Ltd.	142,600	2,396,248
West Japan Railway Co.	280,500	12,157,362
Yamaha Motor Co. Ltd.	584,800	15,164,588
Yaskawa Electric Corp.	165,800	6,752,310
Yokogawa Electric Corp.	157,300	2,554,676
		3,335,285,654
Netherlands — 2.1%
ABN AMRO Bank NV, CVA(b)	796,746	12,769,653
Aegon NV	3,515,560	16,040,534
AerCap Holdings NV(a)	326,931	18,425,831
EXOR NV, NVS(a)	213,326	17,556,536
ING Groep NV(a)	7,286,090	90,364,182
JDE Peet’s NV	68,954	2,097,060
Just Eat Takeaway.com NV(a)(b)	364,420	6,390,473
Koninklijke Ahold Delhaize NV	2,049,057	70,456,102
Koninklijke KPN NV	6,456,940	23,547,717
Koninklijke Philips NV	1,744,329	36,826,288
NN Group NV	547,171	20,404,205
OCI NV	206,210	5,433,702
Randstad NV	235,211	12,780,370
		333,092,653

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand — 0.2%
Auckland International Airport Ltd.(a)	862,314	$4,721,475
EBOS Group Ltd.	113,177	3,105,918
Mercury NZ Ltd.	1,376,294	5,405,975
Meridian Energy Ltd.	1,271,116	4,304,873
Spark New Zealand Ltd.	3,676,657	11,912,923
		29,451,164
Norway — 1.1%
Aker BP ASA	621,892	14,866,834
DNB Bank ASA	1,822,728	32,061,927
Equinor ASA	1,862,486	53,622,857
Gjensidige Forsikring ASA	257,073	4,478,143
Norsk Hydro ASA	2,640,826	19,433,998
Orkla ASA	1,472,708	10,585,502
Salmar ASA	44,788	1,989,863
Telenor ASA	1,377,395	17,187,330
Yara International ASA	325,443	13,105,208
		167,331,662
Portugal — 0.3%
EDP - Energias de Portugal SA	5,748,186	31,672,494
Galp Energia SGPS SA	982,910	11,877,181
		43,549,675
Singapore — 1.4%
CapitaLand Ascendas REIT	6,590,600	14,182,466
CapitaLand Integrated Commercial Trust	10,427,604	15,922,307
City Developments Ltd.	811,500	4,245,191
Genting Singapore Ltd.(c)	6,026,000	5,126,469
Jardine Cycle & Carriage Ltd.	194,000	4,940,936
Keppel Corp. Ltd.	2,859,500	13,277,760
Mapletree Logistics Trust	6,625,100	8,670,061
Mapletree Pan Asia Commercial Trust	4,661,900	6,175,380
Oversea-Chinese Banking Corp. Ltd.(c)	6,634,900	62,772,016
Sembcorp Marine Ltd.(a)	90,629,641	8,452,359
Singapore Telecommunications Ltd.	5,670,300	10,866,285
United Overseas Bank Ltd.	2,312,400	49,110,642
UOL Group Ltd.	587,800	3,066,479
Venture Corp. Ltd.	542,900	6,935,959
Wilmar International Ltd.	3,771,700	11,140,528
		224,884,838
Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	450,485	15,488,750
Aena SME SA(a)(b)	57,352	9,659,045
Banco Bilbao Vizcaya Argentaria SA	11,869,488	86,896,327
Banco Santander SA	32,907,976	115,608,247
CaixaBank SA	8,786,029	32,522,422
EDP Renovaveis SA	249,290	5,541,140
Enagas SA	186,158	3,727,011
Endesa SA	650,790	14,598,987
Ferrovial SA	982,762	30,812,937
Iberdrola SA	12,040,345	156,019,984
Naturgy Energy Group SA	305,177	9,502,079
Red Electrica Corp. SA	396,106	7,201,737
Repsol SA	2,738,110	40,222,016
Telefonica SA	10,260,266	46,604,067
		574,404,749
Sweden — 3.4%
Atlas Copco AB, Class A	1,837,652	26,580,023
Boliden AB	536,541	19,174,299
Electrolux AB, Class B	437,549	6,600,467
Fastighets AB Balder, Class B(a)	805,238	3,749,039
Security	Shares	Value

Sweden (continued)
H & M Hennes & Mauritz AB, Class B	1,433,005	$21,008,970
Holmen AB, Class B	183,415	6,938,551
Husqvarna AB, Class B	827,135	7,139,192
Industrivarden AB, Class A	168,204	4,812,845
Investor AB, Class A	979,165	21,470,966
Investor AB, Class B	2,320,508	49,851,780
L E Lundbergforetagen AB, Class B	98,126	4,708,195
Nordea Bank Abp	6,468,237	71,857,366
Sandvik AB	731,642	14,903,410
Securitas AB, Class B	964,057	8,641,121
Skandinaviska Enskilda Banken AB, Class A	3,166,346	36,003,812
Skanska AB, Class B	666,631	10,903,723
SKF AB, Class B	751,916	13,618,449
Svenska Cellulosa AB SCA, Class B	771,257	10,581,425
Svenska Handelsbanken AB, Class A	2,858,844	25,271,567
Swedbank AB, Class A	1,776,245	30,864,797
Tele2 AB, Class B	1,115,733	11,855,956
Telefonaktiebolaget LM Ericsson, Class B	5,724,551	31,517,616
Telia Co. AB	5,245,234	14,603,623
Volvo AB, Class A	391,369	8,287,691
Volvo AB, Class B	2,956,907	60,796,080
Volvo Car AB, Class B(a)(c)	1,168,287	4,822,378
		526,563,341
Switzerland — 6.9%
Adecco Group AG, Registered	314,262	10,809,529
Baloise Holding AG, Registered	90,176	15,094,846
Banque Cantonale Vaudoise, Registered	59,156	6,224,655
Clariant AG, Registered.	147,698	2,463,633
Coca-Cola HBC AG, Class DI	255,737	7,806,803
Credit Suisse Group AG, Registered(a)(c)	3,491,544	3,141,851
DSM-Firmenich AG(a)	121,158	15,854,942
Holcim AG	1,086,200	71,768,191
Julius Baer Group Ltd.	418,935	30,019,282
Novartis AG, Registered	4,238,998	433,623,512
Partners Group Holding AG	15,584	15,127,900
Schindler Holding AG, Participation Certificates, NVS	40,026	8,944,676
SGS SA	156,048	14,121,615
Siemens Energy AG(a)	1,018,126	24,988,982
Swatch Group AG (The), Bearer	56,699	19,451,293
Swatch Group AG (The), Registered	102,221	6,448,904
Swiss Life Holding AG, Registered	60,402	39,868,740
Swiss Prime Site AG, Registered	151,395	13,704,217
Swiss Re AG	207,371	20,883,071
Swisscom AG, Registered	50,752	34,843,806
UBS Group AG, Registered	6,577,604	133,871,119
Zurich Insurance Group AG	294,191	142,668,571
		1,071,730,138
United Kingdom — 19.3%
3i Group PLC	1,903,124	42,342,678
abrdn PLC	3,948,810	10,581,739
Admiral Group PLC	356,583	10,363,771
Anglo American PLC	2,484,674	76,563,156
Antofagasta PLC	775,155	14,257,424
Aviva PLC	5,481,049	29,182,973
BAE Systems PLC	3,926,101	50,018,452
Barclays PLC	31,002,450	62,451,681
Barratt Developments PLC	1,968,218	12,382,869
Berkeley Group Holdings PLC	213,751	11,961,973
BP PLC	35,843,070	240,470,957

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	4,158,322	$153,632,513
British Land Co. PLC (The)	1,729,022	8,711,228
BT Group PLC	13,592,156	27,147,500
Bunzl PLC	233,544	9,296,705
Coca-Cola Europacific Partners PLC	402,891	25,974,383
Croda International PLC	95,906	8,426,246
DCC PLC	192,703	11,989,390
Glencore PLC	20,140,459	118,881,769
GSK PLC	7,969,889	143,722,339
Haleon PLC	9,952,133	43,756,526
Hargreaves Lansdown PLC	700,447	7,091,500
Hikma Pharmaceuticals PLC	326,327	7,557,983
HSBC Holdings PLC	39,127,052	282,002,210
Imperial Brands PLC	1,750,708	43,337,171
J Sainsbury PLC	3,441,611	11,959,616
Johnson Matthey PLC	359,413	8,878,825
Kingfisher PLC	3,845,149	12,462,498
Land Securities Group PLC	1,375,372	11,671,172
Legal & General Group PLC	11,679,189	34,459,701
Lloyds Banking Group PLC	131,553,518	79,921,478
M&G PLC	4,349,444	11,241,294
Mondi PLC	955,930	15,233,060
National Grid PLC	7,157,111	102,618,121
NatWest Group PLC, NVS	10,392,122	34,232,660
Next PLC	254,186	21,566,860
Ocado Group PLC(a)	746,924	4,753,687
Pearson PLC	1,267,975	14,107,213
Persimmon PLC	623,556	10,319,664
Phoenix Group Holdings PLC	1,470,095	10,953,020
Prudential PLC	5,512,964	84,354,045
Rio Tinto PLC	2,203,558	140,085,386
Schroders PLC	1,728,962	10,589,730
Segro PLC	827,736	8,714,342
Severn Trent PLC	319,956	11,785,126
Shell PLC	13,800,502	424,063,962
Smith & Nephew PLC	1,706,093	28,098,946
Smiths Group PLC	456,964	9,662,343
SSE PLC	2,120,887	48,935,561
St. James’s Place PLC	1,068,268	16,246,331
Standard Chartered PLC	3,133,863	24,830,011
Taylor Wimpey PLC	6,916,597	11,162,461
Tesco PLC	14,473,403	51,170,026
Unilever PLC	3,221,899	179,402,199
United Utilities Group PLC	1,341,247	18,220,125
Vodafone Group PLC	51,067,780	61,338,802
Whitbread PLC	255,989	10,478,152
WPP PLC	2,085,441	24,304,600
		2,999,926,153
Total Common Stocks — 98.1%
(Cost: $15,157,220,165)		15,263,517,057
Security	Shares	Value

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	116,400	$12,372,708
Henkel AG & Co. KGaA, Preference Shares, NVS	348,867	28,205,381
Porsche Automobil Holding SE, Preference Shares, NVS	300,663	16,746,101
Volkswagen AG, Preference Shares, NVS	363,899	49,690,319
		107,014,509
Total Preferred Stocks — 0.7%
(Cost: $140,024,527)		107,014,509

Total Long-Term Investments — 98.8%
(Cost: $15,297,244,692)		15,370,531,566

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	34,529,747	34,540,107
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	4,090,000	4,090,000

Total Short-Term Securities — 0.3%
(Cost: $38,613,832)		38,630,107

Total Investments — 99.1%
(Cost: $15,335,858,524)		15,409,161,673

Other Assets Less Liabilities — 0.9%		144,684,741

Net Assets — 100.0%		$15,553,846,414

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$57,872,151	$—		$(23,348,465	)(a)	$7,112	$9,309	$34,540,107	34,529,747	$381,670	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,960,000	130,000	(a)	—		—	—	4,090,000	4,090,000	163,430		3
						$7,112	$9,309	$38,630,106		$545,100		$3

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	255	06/08/23	$38,642	$1,143,648
Euro STOXX 50 Index	1,344	06/16/23	64,082	2,008,806
FTSE 100 Index	773	06/16/23	76,385	1,922,617
				$5,075,071

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$86,441,240	$15,177,075,817	$—	$15,263,517,057
Preferred Stocks	—	107,014,509	—	107,014,509
Short-Term Securities
Money Market Funds	38,630,107	—	—	38,630,107
	$125,071,347	$15,284,090,326	$—	$15,409,161,673
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$5,075,071	$—	$5,075,071

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust